Submission	Sep. 23, 2026
Submission [Line Items]
Central Index Key	0001589390
Registrant Name	Evanston Multi-Alpha Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES